Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (33,264,000)	$ (24,654,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	862,000	796,000
Non-cash share-based compensation expense	568,000	216,000
Prepaids and other current assets	(8,957,000)	(8,272,000)
Other non-current assets	157,000
Accounts payable	7,517,000	1,121,000
Accrued expenses and other current liabilities	2,373,000	(835,000)
Net cash used in operating activities	(30,744,000)	(31,628,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(550,000)	(2,005,000)
Purchase of intangible assets	(1,000)
Net cash used in investing activities	(551,000)	(2,005,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares	70,877,000	74,588,000
Proceeds from issuance of ordinary shares	9,297
Payments of deferred financing costs	(3,026,000)	(62,000)
Net cash provided by financing activities	67,860,000	74,526,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(3,735,000)	(1,527,000)
Net increase in cash, cash equivalents and restricted cash	32,830,000	39,366,000
Cash, cash equivalents and restricted cash
Beginning of period	74,571,000	16,340,000
End of period	107,401,000	55,706,000
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	106,610,000	55,456,000
Short-term restricted cash	5,000	45,000
Long-term restricted cash	786,000	205,000
End of period	$ 107,401,000	$ 55,706,000